Note 11 - Deposits (Details Textual) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Time Deposits, at or Above FDIC Insurance Limit	$ 269.3	$ 215.8
Mortgage Loans and Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Restricted	$ 29.8	$ 14.9